Financial Instruments (Details 1) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Assets	$ 1,789,726	$ 1,457,598
Liabilities	(1,515,244)	(1,377,334)
Net position	472,142	299,267	$ 207,674
US [Member]
Statement Line Items [Line Items]
Assets	1,331	1,294
Liabilities	(16,095)	(12,075)
Net position	$ (14,764)	$ (10,781)
Closing exchange rate of the year	$ 18.8452	$ 19.6566